LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITY–0.15%
•SLC Student Loan Trust Series 2005-3 A3 2.73% (LIBOR03M + 0.12%) 6/15/29	1,494,514	$ 1,484,522
Total Agency Asset-Backed Security (Cost $1,486,893)		1,484,522
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.65%
•Fannie Mae REMICs
Series 2011-86 NF 3.04% (LIBOR01M + 0.55%) 9/25/41	2,154,494	2,166,438
Series 2014-49 AF 2.83% (LIBOR01M + 0.32%) 8/25/44	1,042,023	1,039,065
Series 2017-95 FA 2.86% (LIBOR01M + 0.35%) 11/25/47	6,559,826	6,531,107
•Freddie Mac REMICs
Series 4347 WF 2.91% (LIBOR01M + 0.40%) 1/15/40	2,394,023	2,394,277
Series 4367 GF 2.86% (LIBOR01M + 0.35%) 3/15/37	6,945,071	6,913,235
Series 4419 AF 2.85% (LIBOR01M + 0.34%) 6/15/40	4,622,149	4,608,062
Series 4730 WF 2.86% (LIBOR01M + 0.35%) 8/15/38	6,847,345	6,810,461
•Freddie Mac Strips
Series 328 F4 2.86% (LIBOR01M + 0.35%) 2/15/38	6,661,909	6,658,204
Series 330 F4 2.86% (LIBOR01M + 0.35%) 10/15/37	3,159,014	3,156,742
•GNMA
Series 2016-H11 F 3.31% (LIBOR01M + 0.80%) 5/20/66	2,697,058	2,715,915
Series 2016-H17 FC 3.34% (LIBOR01M + 0.83%) 8/20/66	2,399,970	2,420,204
Series 2016-H19 FA 3.29% (LIBOR01M + 0.78%) 9/20/66	2,326,415	2,340,600
Total Agency Collateralized Mortgage Obligations (Cost $47,808,211)		47,754,310
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.76%
•Fannie Mae-Aces Series 2017-M13 FA 2.88% (LIBOR01M + 0.40%) 10/25/24	7,791,333	$ 7,764,874
Total Agency Commercial Mortgage-Backed Security (Cost $7,783,299)		7,764,874
AGENCY MORTGAGE-BACKED SECURITIES–11.39%
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/49	47,500,000	48,143,818
4.00% 4/10/49	66,900,000	68,813,481
Total Agency Mortgage-Backed Securities (Cost $116,055,727)		116,957,299

CORPORATE BONDS–40.12%
Agriculture–0.99%
Altria Group 3.49% 2/14/22	3,700,000	3,759,752
BAT Capital 2.30% 8/14/20	1,000,000	989,945
BAT International Finance
2.75% 6/15/20	3,120,000	3,108,622
3.50% 6/15/22	300,000	301,381
Imperial Brands Finance 2.95% 7/21/20	2,000,000	1,994,281
		10,153,981
Airlines–0.42%
Delta Air Lines 3.63% 3/15/22	3,200,000	3,220,263
♦Northwest Airlines Pass Through Trust 6.26% 5/20/23	152,740	156,833
♦Virgin Australia 2013-1A Pass Through Trust 5.00% 4/23/25	91,170	93,253
WestJet Airlines 3.50% 6/16/21	850,000	828,860
		4,299,209
Auto Manufacturers–5.57%
BMW U.S. Capital 1.50% 4/11/19	1,700,000	1,699,529
Daimler Finance North America
3.00% 2/22/21	8,522,000	8,524,413
3.35% 5/4/21	5,000,000	5,032,629
Ford Motor Credit
1.90% 8/12/19	6,800,000	6,772,068
2.68% 1/9/20	3,500,000	3,485,726
3.34% 3/18/21	1,100,000	1,083,661
5.09% 1/7/21	2,300,000	2,342,541
General Motors Financial
3.20% 7/13/20	3,500,000	3,506,452
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial (continued)
3.50% 7/10/19	1,400,000	$ 1,402,680
4.20% 11/6/21	5,200,000	5,292,789
Nissan Motor Acceptance
2.15% 9/28/20	6,500,000	6,390,951
3.65% 9/21/21	5,000,000	5,029,266
•3.69% (LIBOR03M + 0.89%) 1/13/22	3,100,000	3,076,623
Volkswagen Group of America Finance, LLC 4.00% 11/12/21	3,500,000	3,572,198
		57,211,526
Banks–12.60%
ABN AMRO Bank 1.80% 9/20/19	5,900,000	5,873,444
Axis Bank Ltd 3.25% 5/21/20	2,500,000	2,496,053
μBank of America 2.33% 10/1/21	1,200,000	1,189,168
Barclays 2.75% 11/8/19	5,000,000	4,996,950
Credit Suisse Group Funding Guernsey 3.45% 4/16/21	4,000,000	4,043,229
•Danske Bank 3.66% (LIBOR03M + 1.06%) 9/12/23	5,000,000	4,800,813
μGoldman Sachs Group 2.88% 10/31/22	3,250,000	3,222,434
•HSBC Holdings 4.31% (LIBOR03M + 1.66%) 5/25/21	5,000,000	5,099,681
ICICI Bank Ltd 4.80% 5/22/19	5,700,000	5,721,193
•JPMorgan Chase & Co.
3.22% (LIBOR03M + 0.61%) 6/18/22	4,000,000	3,997,105
6.22% (LIBOR03M + 3.47%) 4/30/19	4,088,000	4,114,470
Lloyds Banking Group 4.05% 8/16/23	6,500,000	6,631,779
Macquarie Group
•3.96% (LIBOR03M + 1.35%) 3/27/24	2,000,000	2,001,020
7.63% 8/13/19	1,000,000	1,017,315
7.63% 8/13/19	6,000,000	6,103,892
Mitsubishi UFJ Financial Group
3.22% 3/7/22	4,000,000	4,033,588
3.76% 7/26/23	6,000,000	6,166,363
Mitsubishi UFJ Trust & Banking 2.65% 10/19/20	5,200,000	5,186,887
Mizuho Financial Group 2.60% 9/11/22	6,000,000	5,926,278
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•Morgan Stanley 3.94% (LIBOR03M + 1.18%) 1/20/22	2,100,000	$ 2,121,268
μRoyal Bank of Scotland Group 3.50% 5/15/23	5,000,000	4,966,737
Standard Chartered 2.40% 9/8/19	6,000,000	5,984,604
•State Bank of India 3.75% (LIBOR03M + 0.95%) 4/6/20	10,000,000	10,012,930
Sumitomo Mitsui Financial Group
2.06% 7/14/21	2,500,000	2,457,733
2.78% 10/18/22	6,000,000	5,979,000
•3.52% (LIBOR03M + 0.74%) 10/18/22	4,000,000	4,003,280
•Sumitomo Mitsui Trust Bank 3.69% (LIBOR03M + 0.91%) 10/18/19	2,000,000	2,007,887
UBS Group Funding Switzerland AG
3.00% 4/15/21	1,800,000	1,799,947
•4.04% (LIBOR03M + 1.44%) 9/24/20	1,500,000	1,521,825
Wells Fargo & Co. 2.10% 7/26/21	6,000,000	5,907,446
		129,384,319
Beverages–0.19%
Molson Coors Brewing 1.45% 7/15/19	2,000,000	1,992,044
		1,992,044
Commercial Services–1.25%
Central Nippon Expressway
2.24% 2/16/21	500,000	494,468
2.29% 4/23/21	2,000,000	1,977,356
•3.28% (LIBOR03M + 0.54%) 8/4/20	5,000,000	5,005,950
Equifax 3.60% 8/15/21	2,900,000	2,927,828
S&P Global 3.30% 8/14/20	2,400,000	2,420,833
		12,826,435
Computers–0.50%
Dell International
4.42% 6/15/21	1,850,000	1,898,696
5.45% 6/15/23	3,000,000	3,199,494
		5,098,190
Diversified Financial Services–3.97%
AerCap Ireland Capital
3.95% 2/1/22	1,100,000	1,114,687
4.63% 10/30/20	2,000,000	2,047,744
5.00% 10/1/21	300,000	311,405
Air Lease
2.50% 3/1/21	3,000,000	2,977,487
4.25% 2/1/24	5,200,000	5,318,456

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Aircastle
5.50% 2/15/22	700,000	$ 734,646
7.63% 4/15/20	1,000,000	1,044,726
Ally Financial
3.75% 11/18/19	450,000	452,250
4.13% 3/30/20	2,100,000	2,119,089
BGC Partners 5.13% 5/27/21	5,200,000	5,308,983
BOC Aviation
2.38% 9/15/21	750,000	732,661
3.00% 3/30/20	2,000,000	1,998,602
3.00% 5/23/22	4,000,000	3,942,596
•3.79% (LIBOR03M + 1.05%) 5/2/21	1,500,000	1,508,100
Cantor Fitzgerald 6.50% 6/17/22	1,000,000	1,071,996
International Lease Finance
4.63% 4/15/21	600,000	614,133
5.88% 8/15/22	1,100,000	1,186,573
6.25% 5/15/19	3,860,000	3,874,225
8.25% 12/15/20	500,000	540,219
Mitsubishi UFJ Lease & Finance 2.65% 9/19/22	1,700,000	1,673,664
Navient 8.00% 3/25/20	2,100,000	2,189,250
		40,761,492
Electric–2.04%
Chugoku Electric Power 2.70% 3/16/20	4,000,000	3,970,148
Exelon 2.45% 4/15/21	1,300,000	1,285,410
FirstEnergy 2.85% 7/15/22	3,030,000	3,010,124
Iberdrola Finance Ireland 5.00% 9/11/19	4,555,000	4,594,436
NextEra Energy Capital Holdings
•3.03% (LIBOR03M + 0.40%) 8/21/20	3,100,000	3,095,211
3.20% 2/25/22	600,000	605,556
Pennsylvania Electic 5.20% 4/1/20	1,400,000	1,428,407
Southern 2.35% 7/1/21	3,000,000	2,967,761
		20,957,053
Engineering & Construction–0.03%
Heathrow Funding 4.88% 7/15/23	300,000	310,238
		310,238
Food–0.43%
•General Mills 3.78% (LIBOR03M + 1.01%) 10/17/23	600,000	604,600
McCormick & Co. 2.70% 8/15/22	900,000	895,528
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Mondelez International Holdings Netherlands B.V. 2.00% 10/28/21	3,000,000	$ 2,925,484
		4,425,612
Forest Products & Paper–0.12%
Georgia-Pacific 2.54% 11/15/19	1,300,000	1,297,863
		1,297,863
Gas–0.15%
CenterPoint Energy Resources 3.55% 4/1/23	800,000	814,716
•Dominion Energy Gas Holdings 3.21% (LIBOR03M + 0.60%) 6/15/21	700,000	699,934
		1,514,650
Health Care Services–0.10%
Humana 2.63% 10/1/19	1,000,000	998,816
		998,816
Holding Companies-Diversified–0.34%
CK Hutchison International 17 II 2.25% 9/29/20	3,500,000	3,464,544
		3,464,544
Home Builders–0.77%
DR Horton
4.00% 2/15/20	6,797,000	6,855,321
4.38% 9/15/22	1,000,000	1,026,215
		7,881,536
Insurance–0.80%
•Assurant 3.86% (LIBOR03M + 1.25%) 3/26/21	2,200,000	2,196,046
Athene Global Funding
3.00% 7/1/22	1,000,000	998,106
•4.04% (LIBOR03M + 1.23%) 7/1/22	5,000,000	5,025,131
		8,219,283
Media–0.39%
Charter Communications Operating
3.58% 7/23/20	2,000,000	2,014,899
4.50% 2/1/24	1,000,000	1,040,687
Sky 2.63% 9/16/19	1,000,000	998,372
		4,053,958
Mining–0.25%
Minera y Metalurgica del Boleo SAPI 2.88% 5/7/19	2,611,000	2,611,044
		2,611,044

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–0.74%
General Electric
•3.01% (LIBOR03M + 0.41%) 3/28/20	2,000,000	$ 1,985,500
μ5.00% (LIBOR03M + 3.33%) 1/21/21	6,000,000	5,612,850
		7,598,350
Oil & Gas–2.46%
CNPC General Capital 2.75% 5/14/19	7,000,000	7,004,709
Pioneer Natural Resources 3.45% 1/15/21	1,000,000	1,009,555
Ras Laffan Liquefied Natural Gas 3 6.75% 9/30/19	1,500,000	1,528,946
•Sinopec Group Overseas Development 2014 3.70% (LIBOR03M + 0.92%) 4/10/19	909,000	909,131
Sinopec Group Overseas Development 2015 2.50% 4/28/20	8,600,000	8,560,759
Sinopec Group Overseas Development 2017 2.25% 9/13/20	2,000,000	1,979,826
Woodside Finance
3.65% 3/5/25	800,000	795,621
4.60% 5/10/21	3,400,000	3,475,480
		25,264,027
Pharmaceuticals–1.09%
Allergan Sales 5.00% 12/15/21	5,400,000	5,622,052
CVS Health
3.35% 3/9/21	3,000,000	3,023,994
3.50% 7/20/22	1,200,000	1,215,958
Zoetis 3.45% 11/13/20	1,300,000	1,312,299
		11,174,303
Pipelines–0.81%
Energy Transfer Partners
5.75% 9/1/20	500,000	515,825
9.00% 4/15/19	3,000,000	3,006,328
Enterprise Products Operating, LLC 2.55% 10/15/19	1,000,000	998,155
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	3,783,824
		8,304,132
Retail–0.14%
AutoNation 3.35% 1/15/21	1,400,000	1,402,372
		1,402,372
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors–1.24%
Broadcom
3.00% 1/15/22	3,500,000	$ 3,484,685
3.13% 10/15/22	6,000,000	5,972,580
KLA-Tencor 3.38% 11/1/19	1,000,000	1,002,664
NXP
4.13% 6/1/21	1,500,000	1,532,550
4.63% 6/1/23	700,000	728,700
		12,721,179
Telecommunications–1.75%
•AT&T
3.38% (LIBOR03M + 0.75%) 6/1/21	2,500,000	2,511,269
3.74% (LIBOR03M + 0.95%) 7/15/21	1,500,000	1,518,194
3.78% (LIBOR03M + 1.18%) 6/12/24	5,000,000	4,962,488
Crown Castle Towers, LLC 3.22% 5/15/42	2,200,000	2,208,396
•Vodafone Group 3.77% (LIBOR03M + 0.99%) 1/16/24	6,800,000	6,757,985
		17,958,332
Transportation–0.27%
Kansas City Southern
2.35% 5/15/20	1,500,000	1,489,845
3.00% 5/15/23	1,250,000	1,252,358
		2,742,203
Trucking & Leasing–0.71%
•GATX 3.45% (LIBOR03M + 0.72%) 11/5/21	1,600,000	1,592,445
Penske Truck Leasing 4.88% 7/11/22	175,000	183,168
SMBC Aviation Capital Finance DAC
2.65% 7/15/21	4,600,000	4,518,502
3.00% 7/15/22	1,000,000	988,331
		7,282,446
Total Corporate Bonds (Cost $410,551,834)		411,909,137
LOAN AGREEMENT–0.16%
•Las Vegas Sands 1st Lien 4.25% (LIBOR01M + 1.75%) 3/27/25	1,649,666	1,623,024
Total Loan Agreement (Cost $1,645,224)		1,623,024

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BOND–0.07%
•State of Texas Series C-2 2.89% (LIBOR01M + 0.40%) 6/1/19	715,000	$ 715,129
Total Municipal Bond (Cost $715,000)		715,129
NON-AGENCY ASSET-BACKED SECURITIES–4.47%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 3.69% (LIBOR01M + 1.20%) 10/25/34	16,715	16,957
•Amortizing Residential Collateral Trust A5 3.49% (LIBOR01M + 1.00%) 10/25/34	65,568	65,329
•Apidos CLO XVI Series 2013-16A A1R 3.74% (LIBOR03M + 0.98%) 1/19/25	1,563,885	1,562,845
•Arbor Realty Collateralized Loan Obligation Series 2017-FL3 A 3.47% (LIBOR01M + 0.99%) 12/15/27	2,500,000	2,492,187
•Atrium XII Series 12A AR 3.59% (LIBOR03M + 0.83%) 4/22/27	5,000,000	4,966,200
φBayview Koitere Fund Trust Series 2018-RN4 A1 3.62% 3/28/33	472,044	473,163
•Bear Stearns Asset Backed Securities I Trust Series 2005-AQ1 M3 3.24% (LIBOR01M + 0.75%) 3/25/35	1,104,000	1,082,278
•Bear Stearns Asset Backed Securities Trust Series 2003-2 A3 3.99% (LIBOR01M + 1.50%) 3/25/43	75,126	74,889
•BlueMountain CLO Series 2015-1A A1R 4.13% (LIBOR03M + 1.33%) 4/13/27	700,000	699,776
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 3.03% (LIBOR01M + 0.54%) 12/25/34	2,672,216	2,652,149
•Drug Royalty II Series 2014-1 A1 5.64% (LIBOR03M + 2.85%) 7/15/23	43,147	43,364
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•GSAA Home Equity Trust Series 2004-11 2A2 3.13% (LIBOR01M + 0.64%) 12/25/34	20,106	$ 20,137
•Jamestown CLO IV Series 2014-4A A1BR 3.48% (LIBOR03M + 0.69%) 7/15/26	2,152,353	2,143,023
•Navient Private Education Loan Trust
Series 2014-CTA A 3.18% (LIBOR01M + 0.70%) 9/16/24	132,136	132,298
Series 2015-AA A2B 3.68% (LIBOR01M + 1.20%) 12/15/28	1,565,780	1,577,965
•OCP CLO Series 2015-9A A1R 3.59% (LIBOR03M + 0.80%) 7/15/27	2,000,000	1,987,626
•Securitized Asset Backed Receivables,Trust Series 2006-OP1 M1 2.86% (LIBOR01M + 0.37%) 10/25/35	466,392	466,304
•SLM Private Credit Student Loan Trust Series 2005-A A3 2.81% (LIBOR03M + 0.20%) 6/15/23	1,096,719	1,095,884
SoFi Professional Loan Program
Series 2016-F A2 3.02% 2/25/40	2,743,024	2,744,604
Series 2017-D A2FX 2.65% 9/25/40	1,700,000	1,681,081
•Tralee CLO III Series 2014-3A AR 3.79% (LIBOR03M + 1.03%) 10/20/27	4,000,000	3,982,668
•Tralee CLO V Series 2018-5A A1 3.87% (LIBOR03M + 1.10%) 10/20/28	5,100,000	5,062,867
•Venture XVI CLO Series 2014-16A ARR 3.64% (LIBOR03M + 0.85%) 1/15/28	2,000,000	1,984,086
•Venture XVII CLO Series 2014-17A ARR 3.67% (LIBOR03M + 0.88%) 4/15/27	5,000,000	4,957,825
•WhiteHorse IX Series 2014-9A AR 3.93% (LIBOR03M + 1.16%) 7/17/26	3,901,097	3,895,748
Total Non-Agency Asset-Backed Securities (Cost $45,895,356)		45,861,253

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.20%
•Bear Stearns ARM Trust Series 2003-1 5A1 4.40% 4/25/33	50,513	$ 51,112
♦•CSFB Mortgage-Backed Pass-Through Certificates Series Series 2003-AR18 2A3 4.01% 7/25/33	6,073	6,096
•Gosforth Funding Series 2017-1A A1A 3.10% (LIBOR03M + 0.47%) 12/19/59	1,106,618	1,105,179
•GSR Mortgage Loan Trust Series 2005-5F 8A1 2.99% (LIBOR01M + 0.50%) 6/25/35	368,244	349,104
•Holmes Master Issuer Series 2018-2A A2 3.21% (LIBOR03M + 0.42%) 10/15/54	10,000,000	9,980,000
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 4.53% 5/25/33	12,889	12,895
•New York Mortgage Trust Series 2005-3 A1 2.97% (LIBOR01M + 0.48%) 2/25/36	541,863	537,168
•Sequoia Mortgage Trust Series 2004-6 A1 3.85% 7/20/34	8,054	7,929
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 2.73% (LIBOR01M + 0.25%) 7/19/35	296,969	293,198
Total Non-Agency Collateralized Mortgage Obligations (Cost $12,335,319)		12,342,681
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.39%
•BAMLL Commercial Mortgage Securities Trust Series 2014-FL1 A 3.89% (LIBOR01M + 1.40%) 12/15/31	133,849	133,846
•BX Trust Series 2017-APPL A 3.36% (LIBOR01M + 0.88%) 7/15/34	6,367,802	6,353,765
•GPMT Series 2018-FL1 A 3.39% (LIBOR01M + 0.90%) 11/21/35	1,906,397	1,902,663
GS Mortgage Securities Trust Series 2011-GC5 A4 3.71% 8/10/44	6,300,000	6,396,990
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•PFP Series 2017-4 A 3.36% (LIBOR01M + 0.88%) 7/14/35	1,741,622	$ 1,739,805
•VMC Finance Series 2018-FL2 A 3.40% (LIBOR01M + 0.92%) 10/15/35	3,000,000	2,977,686
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47	5,000,000	5,072,603
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $24,769,688)		24,577,358
ΔSOVEREIGN BONDS–0.56%
India—0.12%
Export-Import Bank of India 2.75% 4/1/20	1,293,000	1,288,460
		1,288,460
Japan—0.44%
Japan Bank for International Cooperation 2.25% 2/24/20	4,500,000	4,490,100
		4,490,100
Total Sovereign Bonds (Cost $5,785,828)		5,778,560
SUPRANATIONAL BANK–1.96%
International Bank for Reconstruction & Development 2.85% 3/4/22	20,000,000	20,156,943
Total Supranational Bank (Cost $20,000,000)		20,156,943
U.S. TREASURY OBLIGATIONS–41.21%
U.S. Treasury Inflation Index Bond 0.63% 4/15/23	24,441,037	24,614,945
U.S. Treasury Inflation Protected Security
0.13% 4/15/22	29,599,856	29,299,097
0.75% 7/15/28	23,062,330	23,578,613
0.88% 1/15/29	11,665,017	12,040,768
U.S. Treasury Notes
×1.38% 7/31/19	89,800,000	89,472,020
1.50% 10/31/19	79,600,000	79,164,687
2.38% 3/15/22	5,800,000	5,825,828
2.63% 7/31/20	116,800,000	117,187,812

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
×2.63% 8/31/20	41,700,000	$ 41,842,408
Total U.S. Treasury Obligations (Cost $419,855,664)		423,026,178

	Number of Shares
MONEY MARKET FUND–1.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	18,496,180	18,496,180
Total Money Market Fund (Cost $18,496,180)		18,496,180

Principal Amount°
SHORT-TERM INVESTMENTS—2.74%
≠Discounted Commercial Paper–1.06%
AT&T 3.94% 5/28/19	6,000,000	5,971,500
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
VW Credit 3.17% 7/1/19	5,000,000	$ 4,962,635
		10,934,135
Repurchase Agreement–1.68%
BNP Paribas 3.25%, dated 3/29/19, to be repurchased on 4/1/19, repurchase price $17,204,658 (collateralized by U.S. government obligation 1.88% 2/2/22; market value $17,519,097).	17,200,000	17,200,000
		17,200,000
Total Short-Term Investments (Cost $28,132,951)		28,134,135

TOTAL INVESTMENTS–113.63% (Cost $1,161,317,174)	1,166,581,583

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(13.63%)	(139,977,187)
NET ASSETS APPLICABLE TO 102,703,182 SHARES OUTSTANDING–100.00%	$1,026,604,396

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2019.
Δ Securities have been classified by country of origin.
× Fully or partially pledged as collateral for derivatives.
≠ The rate shown is the effective yield at the time of purchase.

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	CAD	1,369,000	USD	(1,021,229)	4/2/19	$3,258	$—
BNP	EUR	(17,812,000)	USD	20,318,921	4/2/19	334,897	—
GSI	EUR	(6,730,000)	USD	7,677,316	4/2/19	126,648	—
GSI	JPY	2,192,200,000	USD	(19,642,736)	4/2/19	140,180	—
GSI	JPY	1,205,400,000	USD	(10,902,293)	4/26/19	—	(785)
JPMC	EUR	(12,425,000)	USD	14,161,157	4/2/19	221,032	—
JPMC	GBP	(1,490,000)	USD	1,959,767	4/2/19	18,917	—
Total Foreign Currency Exchange Contracts						$844,932	$(785)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
1,102	3-Month EURIBOR	$309,691,193	$309,209,528	12/14/20	$481,665	$—
1,829	90 Day IMM Eurodollar	445,612,987	445,353,594	6/17/19	259,393	—
605	90 Day IMM Eurodollar	147,529,250	147,267,569	9/16/19	261,681	—
(103)	90 Day IMM Eurodollar	(25,177,062)	(25,069,702)	6/15/20	—	(107,360)
(268)	90 Day IMM Eurodollar	(65,552,800)	(65,256,246)	9/14/20	—	(296,554)
(2,455)	90 Day IMM Eurodollar	(600,585,062)	(598,912,717)	12/14/20	—	(1,672,345)
1,367	90 Day Sterling	220,686,612	220,632,326	6/19/19	54,286	—
238	90 Day Sterling	38,426,269	38,360,837	9/18/19	65,432	—
(238)	90 Day Sterling	(38,404,958)	(38,300,714)	9/16/20	—	(104,244)
(1,367)	90 Day Sterling	(220,096,839)	(219,310,426)	6/15/22	—	(786,413)
155	Bank Acceptance	28,432,905	28,175,059	12/16/19	257,846	—
114	Bank Acceptance	20,924,739	20,727,633	3/16/20	197,106	—
505	Bank Acceptance	92,721,266	91,858,650	6/15/20	862,616	—
355	Bank Acceptance	65,186,936	64,863,465	9/14/20	323,471	—
551	Bank Acceptance	101,187,778	101,265,068	12/14/20	—	(77,290)
(283)	Long Gilt	(47,684,909)	(46,932,771)	6/26/19	—	(752,138)
(1,177)	U.S. Treasury 10 yr Notes	(146,205,469)	(144,367,625)	6/19/19	—	(1,837,844)
(116)	U.S. Treasury Ultra Bonds	(19,488,000)	(18,735,030)	6/19/19	—	(752,970)
Total Futures Contracts					$2,763,496	$(6,387,158)
LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
OIS IRS-(Maturity)	917,400,000	(2.50%)	1.00%[3]	3/1/20	$1,637,577	$339,420	$1,298,157	$—
OIS IRS-(Maturity)	1,387,200,000	(2.34%)	1.00%[3]	3/18/20	668,686	(14,855)	683,541	—
OIS IRS-(Annually)	276,100,000	2.30%	(1.00%)[3]	3/1/22	(1,906,680)	408,869	—	(2,315,550)
Pay Fixed - Receive 3 month LIBOR-(Semiannual/Quarterly)	6,200,000	3.00%	(2.80%)[4]	12/19/28	(414,858)	99,335	—	(514,192)
OIS IRS-(Semiannual/Quarterly)	254,800,000	(2.69%)	2.18%[3]	9/27/20	2,486,229	—	2,486,229	—
						832,769	4,467,927	(2,829,742)

Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount[2]	Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Receive 3 month LIBOR - Pay 1 month LIBOR IRS-(Received quarterly, paid monthly)	954,000,000	(2.61%)[5]	0.00%[5],[6]	6/21/20	$(160,530)	$(119,726)	$—	$(40,804)
Receive 3 month LIBOR - Pay 1 month LIBOR IRS-(Received quarterly, paid quarterly)	164,220,000	(2.70%)	2.63%[7]	5/10/21	(88,065)	(33,253)	—	(54,812)
Receive 3 month LIBOR - Pay 1 month LIBOR IRS-(Received quarterly, paid quarterly)	82,100,000	(2.70%)	2.63%[8]	5/11/21	(44,353)	(14,187)	—	(23,996)
Receive 3 month LIBOR - Pay 1 month LIBOR IRS-(Received quarterly, paid quarterly)	102,380,000	(2.69%)	2.63%[7]	5/14/21	(53,942)	(23,744)	—	(30,198)
Receive 3 month LIBOR - Pay 1 month LIBOR IRS-(Received quarterly, paid quarterly)	71,100,000	(2.64%)	2.58%[9]	5/21/22	(38,183)	31,237	—	(8,702)
						(159,673)	—	(158,512)
Total IRS Contracts						$673,096	$4,467,927	$(2,988,254)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2019.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
[3] Rate resets based on FEDLO1–Federal Funds Rate.
[4] Rate resets based on LIBOR03M.
[5] Effective June 21, 2019.
[6] Rate resets based on LIBOR01M + 0.125%.
[7] Rate resets based on LIBOR01M + 0.139%.
[8] Rate resets based on LIBOR01M + 0.136%.
[9] Rate resets based on LIBOR01M + 0.095%.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
BNP–BNP Paribas
CAD–Canadian Dollar
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR–London Interbank Offered Rate
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
OIS–Overnight Index Swap
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
TBA–To be announced
UBS–Union Bank of Switzerland
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities, credit default swap (“CDS”) contracts, interest rate swap contracts and interest rate swap option contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$—	$1,484,522	$—	$1,484,522
Agency Collateralized Mortgage Obligations	—	47,754,310	—	47,754,310
Agency Commercial Mortgage-Backed Security	—	7,764,874	—	7,764,874
Agency Mortgage-Backed Securities	—	116,957,299	—	116,957,299
Corporate Bonds	—	411,909,137	—	411,909,137
Loan Agreement	—	1,623,024	—	1,623,024
Municipal Bond	—	715,129	—	715,129
Non-Agency Asset-Backed Securities	—	45,861,253	—	45,861,253
Non-Agency Collateralized Mortgage Obligations	—	12,342,681	—	12,342,681
Non-Agency Commercial Mortgage-Backed Securities	—	24,577,358	—	24,577,358
Sovereign Bonds	—	5,778,560	—	5,778,560
Supranational Bank	—	20,156,943	—	20,156,943
U.S. Treasury Obligations	—	423,026,178	—	423,026,178
Money Market Fund	18,496,180	—	—	18,496,180
Short-Term Investment	—	28,134,135	—	28,134,135
Total Investments	$18,496,180	$1,148,085,403	$—	$1,166,581,583
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$844,932	$—	$844,932
Futures Contracts	$2,763,496	$—	$—	$2,763,496
Swap Contracts	$—	$4,467,927	$—	$4,467,927
Liabilities:
Foreign Currency Exchange Contracts	$—	$(785)	$—	$(785)
Futures Contracts	$(6,387,158)	$—	$—	$(6,387,158)
Swap Contracts	$—	$(2,988,254)	$—	$(2,988,254)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP PIMCO Low Duration Bond Fund–12